UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.3%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$651,834
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	571,470

		$1,223,304

Education — 15.2%
Grand Valley State University, 5.625%, 12/1/29	$525	$569,594
Grand Valley State University, 5.75%, 12/1/34	525	569,908
Michigan State University, 5.00%, 2/15/40	1,000	1,042,610
Michigan State University, 5.00%, 2/15/44	460	476,896
Michigan Technological University, 4.00%, 10/1/36	700	667,380
Oakland University, 5.00%, 3/1/42	500	515,125
Wayne State University, 5.00%, 11/15/40	500	524,480

		$4,365,993

Electric Utilities — 4.8%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$549,780
Michigan Public Power Agency, 5.00%, 1/1/43	800	818,440

		$1,368,220

Escrowed/Prerefunded — 1.1%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.20%, 1/1/25	$185	$194,256
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.50%, 1/1/37	125	131,570

		$325,826

General Obligations — 46.5%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,068,540
Ann Arbor Public Schools, 4.50%, 5/1/24	350	367,195
Bloomfield Hills Schools, 4.00%, 5/1/37	750	757,725
Comstock Park Public Schools, 5.00%, 5/1/28	230	250,569
Comstock Park Public Schools, 5.125%, 5/1/31	275	292,617
Comstock Park Public Schools, 5.25%, 5/1/33	220	237,633
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	508,180
Howell Public Schools, 4.50%, 5/1/29	620	659,413
Jenison Public Schools, 5.00%, 5/1/28	500	532,335
Jenison Public Schools, 5.00%, 5/1/30	500	527,220
Kent County, 5.00%, 1/1/25	1,500	1,635,255
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,091,260
Lansing Community College, 5.00%, 5/1/30	1,005	1,102,706
Livingston County, 4.00%, 6/1/30	305	310,902
Michigan, 5.00%, 11/1/20	1,000	1,198,260
Michigan, 5.50%, 11/1/25	270	308,070
Northview Public Schools, 5.00%, 5/1/32	725	769,370

Security	Principal Amount (000’s omitted)	Value
Northview Public Schools, 5.00%, 5/1/41	$275	$286,311
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	318,776
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	392,054
Whitmore Lake Public School District, 4.00%, 5/1/32	750	751,590

		$13,365,981

Hospital — 22.5%
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$275	$287,243
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	260,187
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	513,780
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,089,220
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	248,578
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,000,860
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,089,936
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	535,935
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	431,609
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,023,380

		$6,480,728

Housing — 0.8%
Michigan Housing Development Authority, 4.60%, 12/1/26	$235	$241,000

		$241,000

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$678,937

		$678,937

Insured-Education — 5.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$613,565
Ferris State University, (AGC), 5.25%, 10/1/38	500	540,370
Wayne State University, (AGM), 5.00%, 11/15/35	300	319,248

		$1,473,183

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$566,061
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	220,678
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	135,025

		$921,764

Insured-General Obligations — 18.5%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,158,681
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	525,995
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	153,030
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	245,138
Detroit School District, (AGM), 5.25%, 5/1/32	300	314,922
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,102,020
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,297,600
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	516,210

		$5,313,596

Insured-Lease Revenue/Certificates of Participation — 6.0%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$477,910
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,244,684

		$1,722,594

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$113,513

		$113,513

Insured-Transportation — 3.8%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,093,810

		$1,093,810

Insured-Water and Sewer — 11.2%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$544,180
Detroit, Water Supply System, (NPFG), 5.00%, 7/1/30	1,650	1,626,355
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,066,280

		$3,236,815

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$122,059
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	132,481
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,070,210
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	121,151

		$1,445,901

Water and Sewer — 6.5%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$728,227
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	880,618
Port Huron, Water Supply System, 5.25%, 10/1/31	250	264,323

		$1,873,168

Total Tax-Exempt Investments — 157.3% (identified cost $44,004,940)		$45,244,333

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.8)%		$(17,500,064)

Other Assets, Less Liabilities — 3.5%		$1,026,910

Net Assets Applicable to Common Shares — 100.0%		$28,771,179

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 30.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 11.2% of total investments.

A summary of open financial instruments at February 28, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	14 U.S. Long Treasury Bond	Short	$(1,836,709)	$(1,862,875)	$(26,166)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $26,166.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,958,397

Gross unrealized appreciation	$1,881,853
Gross unrealized depreciation	(595,917)

Net unrealized appreciation	$1,285,936

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$45,244,333	$—	$45,244,333
Total Investments	$—	$45,244,333	$—	$45,244,333

Liability Description
Futures Contracts	$(26,166)	$–	$—	$(26,166)
Total	$(26,166)	$–	$—	$(26,166)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014